Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of intangible asset

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance as of January 1	1,276,751	701,220	101,667
Addition	30,073	—	—
Amortization	(583,416)	(608,618)	(88,241)
Foreign currency translation difference	(22,188)	41,400	6,002
Balance as of December 31	701,220	134,002	19,428

Schedule of estimated annual amortization expense

	Amortization
	RMB	US$
2023	112,854	16,362
2024	3,007	436
2025	3,007	436
2026	3,007	436
2027 and after	12,127	1,758